Consolidated Balance Sheets - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	$ 5,358,000	$ 12,689,000
Accounts receivable, net of allowance for doubtful accounts of $9 and $6 at December 31, 2018 and 2017, respectively	274,000	95,000
Inventory	141,000	191,000
Prepaid expenses	445,000	340,000
Total current assets	6,218,000	13,315,000
Property and equipment, net	145,000	169,000
Other assets	54,000	54,000
Total assets	6,417,000	13,538,000
Current liabilities:
Accounts payable	743,000	902,000
Accrued expenses and other current liabilities	1,528,000	1,263,000
Deferred revenue		167,000
Total current liabilities	2,548,000	2,332,000
Deferred rent	77,000	81,000
Total liabilities	2,625,000	2,413,000
Stockholders’ equity:
Preferred stock, $0.001 par value, 25,000,000 shares authorized as of December 31, 2018 and 2017; no shares issued and outstanding as of December 31, 2018 and 2017
Common stock, $0.001 par value, 100,000,000 shares authorized as of December 31, 2018 and 2017; 43,611,240 and 38,218,660 shares issued and outstanding as of December 31, 2018 and 2017, respectively	43,000	38,000
Additional paid-in capital	90,110,000	83,537,000
Accumulated deficit	(86,361,000)	(72,450,000)
Total stockholders’ equity	3,792,000	11,125,000
Total liabilities and stockholders’ equity	$ 6,417,000	$ 13,538,000